Note 19 - Contract Balances, Performance Obligations and Contract Costs - Changes in Deferred Revenue and Contract Assets (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 01, 2018	Jan. 31, 2020	Jan. 31, 2019
Balance	$ 32,113	$ 35,091	$ 32,113
Recognition of previously deferred revenue		(30,580)	(27,252)
Deferral of revenue		37,408	29,423
Increases from business combinations, net		551	1,789
Effect of movements in foreign exchange		(407)	(982)
Balance		42,063	35,091
Current		41,143	34,236
Long-term		920
Balance
Adjustment for adoption of ASC 606	495
Balance at February 1, 2018	$ 495	812	495
Transfers to trade receivables from contract assets		(490)	(266)
Increases as a result of delivered term licenses recognized as revenue during the period, net of amounts transferred to trade receivables		791	606
Effect of movements in foreign exchange		(6)	(23)
Balance		$ 1,107	$ 812